Stockholders' Equity Deficiency - Equity Financing (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from sale of common stock and warrants, net	$ 165,030		$ 165,030	$ 1,291,574	$ 1,291,574
Exercise price of warrants			$ 0.65		$ 3.50	$ 3.90	$ 4.10
Value of warrants issued, derivative liability		$ 1,694,651
Adjustments to additional paid in capital, warrants issued			$ 35,014		$ 182,072	$ 432,772
Shares issued, value	$ 99,970		$ 165,030		$ (403,077)
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement	2,650,000	500,000
Number of shares called by exercise of warrants	7,950,000	1,250,001
Proceeds from sale of common stock and warrants, gross		$ 1,500,000
Shares issued, price per share	$ 0.10	$ 3.00
Payments of stock issuance costs		$ 208,426
Proceeds from sale of common stock and warrants, net	$ 265,000	1,291,574
Exercise price of warrants	$ 0.17
Value of warrants issued, derivative liability		1,694,651
Adjustments to additional paid in capital, warrants issued		$ 408,077
Securities Purchase Agreement Warrants Series One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		500,000
Exercise price of warrants		$ 4.50
Exercise term of warrants issued		5 years
Minumum exercise price for automatic reset provision					$ 2.00
Securities Purchase Agreement Warrants Series Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		500,000
Exercise price of warrants		$ 3.50
Exercise term of warrants issued		9 months
Securities Purchase Agreement Warrants Series Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		250,000
Exercise price of warrants		$ 4.00
Exercise term of warrants issued		1 year
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		40,000
Exercise price of warrants		$ 3.75
Exercise term of warrants issued		5 years
Minumum exercise price for automatic reset provision		$ 2.00